John H. Lively
The Law Offices of John H. Lively & Associates, Inc.
A member firm of The 1940 Act Law GroupTM
11300 Tomahawk Creek Parkway, Suite 310
Leawood, KS 66211
Phone: 913.660.0778   Fax: 913.660.9157
john.lively@1940actlawgroup.com

June 22, 2017

Securities and Exchange Commission
Filing Desk
100 F Street, N.E.
Washington, D.C. 20549

RE:   Proxy Statement on Schedule 14A for World Funds Trust (the “Trust”) (File Nos. 811-22172 and 333-148723)

Ladies and Gentlemen:

Enclosed herewith for filing on behalf of the Trust, on behalf of its series Toreador Core Fund, Toreador International Fund, and Toreador Explorer Fund (the “Funds”), please find a proxy statement pursuant to Section 14(a) of the Securities Exchange Act of 1934. The Trust is filing the proxy statement to solicit shareholder vote on proposals relating to revisions to the fundamental investment restrictions of the Funds, a new investment advisory agreement for the Funds, and the reorganization of the Retail Class Shares of the Toreador Core Fund into a newly created Investor Class Shares.

If you have any questions concerning the foregoing, please contact the undersigned at (913) 660-0778 or john.lively@1940actlawgroup.com.

Sincerely,

/s/ John H. Lively

John H. Lively